Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Contractors [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract

The Company has two long-term contracts in progress during the nine months ended September 30, 2020, one of which was completed. Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	Normandy	Gateway Village	Total

Contract Revenues	640,998	6,692,266
Estimated cost of goods sold (COGS)	578,118	4,960,215

Estimated Gross Profit	62,880	1,732,051
Gross Margin	10%	26%

COGS in 2019	199,482	1,444,397
COGS in nine months ended September 30, 2020	329,201	3,475,730	$3,804,931
Total actual COGS	528,683	4,920,127

Percentage of completion (POC)	100%	99%

Revenues – POC	640,998	6,632,993
less: previously recognized	(220,886)	(1,496,680)
recognized in nine months ended September 30, 2020	420,112	5,136,313	$5,556,425

Bill to Date	$640,998	$6,492,274	$7,133,272

Costs and estimated earnings in excess of billings on uncompleted contract	$-	$140,719	$140,719

Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	Normandy	Gateway Village	Total

Contract Revenues	640,998	6,692,266
Estimated cost of goods sold (COGS)	578,118	4,725,912

Estimated Gross Profit	62,880	1,966,354
Gross Margin	10%	29%

COGS in 2019	199,482	1,444,397	$1,643,879
Total actual COGS	199,482	1,444,397

Percentage of completion	35%	31%

Revenues - POC	220,886	1,496,680
less: previously recognized	-	-
recognized in 2019	220,886	1,496,680	$1,717,566

Bill to Date	$302,999	$3,072,565	$3,375,564

Billing in excess of costs and estimated earnings	$82,113	$1,575,885	$1,657,998